SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Information regarding the Company's business segments is as follows:

year ended December 31, 2025	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)						1

Revenues	5,785	7,145	1,450	845	14		15,239
Intersegment revenues[2]	—	99	—	52	(151)		—
	5,785	7,244	1,450	897	(137)		15,239
Income (loss) from equity investments	112	301	94	767	—		1,274
Operating costs[2]	(2,210)	(2,581)	(262)	(778)	123		(5,708)
Depreciation and amortization	(1,523)	(1,037)	(96)	(113)	—		(2,769)
Segmented Earnings (Losses)	2,164	3,927	1,186	773	(14)		8,036
Interest expense							(3,407)
Allowance for funds used during construction							453
Foreign exchange gains (losses), net							157
Interest income and other							205
Income (Loss) from Continuing Operations before Income Taxes							5,444
Income tax (expense) recovery from continuing operations							(1,138)
Net Income (Loss) from Continuing Operations							4,306
Net Income (Loss) from Discontinued Operations, Net of Tax							(212)
Net Income (Loss)							4,094
Net (income) loss attributable to non-controlling interests							(575)
Net Income (Loss) Attributable to Controlling Interests							3,519
Preferred share dividends							(119)
Net Income (Loss) Attributable to Common Shares							3,400

Capital Spending[3]
Capital expenditures	1,340	3,316	522	61	31		5,270
Capital projects in development	—	—	—	16	—		16
Contributions to equity investments	65	141	—	845	—		1,051
	1,405	3,457	522	922	31		6,337
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Operating costs in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Included in Investing activities in the Consolidated statement of cash flows.

year ended December 31, 2024	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)						1

Revenues	5,600	6,339	870	954	8		13,771
Intersegment revenues[2]	—	99	—	49	(148)		—
	5,600	6,438	870	1,003	(140)		13,771
Income (loss) from equity investments	34	341	283	900	—		1,558
Operating costs[2]	(2,246)	(2,381)	(132)	(700)	9	3	(5,450)
Depreciation and amortization	(1,382)	(955)	(92)	(101)	(5)	3	(2,535)
Other segment items[4]	10	610	—	—	—		620
Segmented Earnings (Losses)	2,016	4,053	929	1,102	(136)		7,964
Interest expense							(3,019)
Allowance for funds used during construction							784
Foreign exchange gains (losses), net							(147)
Interest income and other							324
Income (Loss) from Continuing Operations before Income Taxes							5,906
Income tax (expense) recovery from continuing operations							(922)
Net Income (Loss) from Continuing Operations							4,984
Net income (loss) from Discontinued Operations, Net of Tax							395
Net Income (Loss)							5,379
Net Income (loss) attributable to non-controlling interests							(681)
Net Income (Loss) Attributable to Controlling Interests							4,698
Preferred share dividends							(104)
Net Income (Loss) Attributable to Common Shares							4,594

Capital Spending[5]
Capital expenditures	1,273	2,568	2,228	62	50		6,181
Capital projects in development	—	5	—	45	—		50
Contributions to equity investments[6]	827	2	—	717	—		1,546
	2,100	2,575	2,228	824	50		7,777
Discontinued operations							127
							7,904
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Operating costs in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Includes shared costs and depreciation previously allocated to the Liquids Pipelines segment. Refer to Note 4, Discontinued operations, for additional information.
4Other segment items include a Net gain (loss) on sale of assets.
5Included in Investing activities in the Consolidated statement of cash flows.
6Contributions to equity investments in the Canadian Natural Gas Pipelines segment of $3.1 billion are offset by the equivalent amount in Other distributions from equity investments, although they are reported on a gross basis in the Company’s Consolidated statement of cash flows. Refer to Note 10, Equity investments, for additional information.

year ended December 31, 2023	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Power and Energy Solutions	Corporate		Total
(millions of Canadian $)						1

Revenues	5,173	6,229	846	1,019	—		13,267
Intersegment revenues[2]	—	101	—	22	(123)		—
	5,173	6,330	846	1,041	(123)		13,267
Income (loss) from equity investments	220	324	78	688	—		1,310
Impairment of equity investment	(2,100)	—	—	—	—		(2,100)
Operating costs[2]	(2,058)	(2,189)	(39)	(633)	(15)	3	(4,934)
Depreciation and amortization	(1,325)	(934)	(89)	(92)	(6)	3	(2,446)
Segmented Earnings (Losses)	(90)	3,531	796	1,004	(144)		5,097
Interest expense							(2,966)
Allowance for funds used during construction							575
Foreign exchange gains (losses), net							320
Interest income and other							272
Income (Loss) from Continuing Operations before Income Taxes							3,298
Income tax (expense) recovery from continuing operations							(842)
Net Income (Loss) from Continuing Operations							2,456
Net Income (Loss) from Discontinued Operations, Net of Tax							612
Net Income (Loss)							3,068
Net (income) loss attributable to non-controlling interests							(146)
Net Income (Loss) Attributable to Controlling Interests							2,922
Preferred share dividends							(93)
Net Income (Loss) Attributable to Common Shares							2,829

Capital Spending[4]
Capital expenditures	2,953	2,536	2,292	144	33		7,958
Capital projects in development	—	—	—	142	—		142
Contributions to equity investments	3,231	124	—	794	—		4,149
	6,184	2,660	2,292	1,080	33		12,249
Discontinued operations							49
							12,298
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Operating costs in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Includes shared costs and depreciation previously allocated to the Liquids Pipelines segment. Refer to Note 4, Discontinued operations, for additional information.
4Included in Investing activities in the Consolidated statement of cash flows.

at December 31	2025	2024
(millions of Canadian $)

Total Assets by Segment
Canadian Natural Gas Pipelines	31,371	31,167
U.S. Natural Gas Pipelines	56,617	56,304
Mexico Natural Gas Pipelines	16,342	15,995
Power and Energy Solutions	10,764	10,217
Corporate	3,460	4,189
	118,554	117,872
Discontinued Operations	197	371
	118,751	118,243

Schedule of Revenue from External Customers by Geographic Areas

year ended December 31	2025	2024	2023
(millions of Canadian $)

Revenues
Canada – domestic	5,617	5,579	5,337
Canada – export	968	953	821
United States	7,204	6,369	6,263
Mexico	1,450	870	846
	15,239	13,771	13,267

Schedule of Long-Lived Assets by Country

at December 31	2025	2024
(millions of Canadian $)

Plant, Property and Equipment
Canada	26,078	26,354
United States	40,976	40,580
Mexico	4,000	10,567
	71,054	77,501